Stockholders' Equity (Deficit) (Details 4) - Service-Based Grants [Member] - $ / shares shares in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Number
Beginning balance		105
Granted
Issued		(96)
Expired
Forfeited		(9)
Options granted in exchange for shares
Ending balance
Weighted Average Exercise Price
Beginning balance		$ 4.9
Ending balance